Intangible assets and goodwill - Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Balance at the beginning	$ (12,977)	$ (266)	$ (266)
Additions	16	17,770
Acquisitions through business combinations	0	17,664
Impairment loss		(241)	547
Impairment losses on intangible assets acquired		(241)	547
Balance at the end	(10,763)		(12,977)	$ (266)
Cost
Intangible assets and goodwill
Balance at the beginning	(18,432)	(1,161)	(1,161)	(771)
Additions			64	338
Acquisitions through business combinations			17,664	52
Disposals through the sale			475
Effect of foreign exchange rates			18
Balance at the end			(18,432)	(1,161)	$ (771)
Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	5,455	895	895	695
Amortization for the year			(4,394)		200
Impairment loss			547
Impairment losses on intangible assets acquired			547
Disposals through the sale			(365)
Effect of foreign exchange rates			(16)
Balance at the end			5,455	895	695
Computer software
Intangible assets and goodwill
Balance at the beginning	(33)	(25)	(25)
Balance at the end			(33)	(25)
Computer software | Cost
Intangible assets and goodwill
Balance at the beginning	(795)	(775)	(775)	(771)
Additions			17	4
Acquisitions through business combinations			26
Disposals through the sale			26
Effect of foreign exchange rates			3
Balance at the end			(795)	(775)	(771)
Computer software | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	762	750	750	695
Amortization for the year			(22)		55
Disposals through the sale			(10)
Balance at the end			762	750	695
Licenses [Member]
Intangible assets and goodwill
Balance at the beginning	(12,944)	(241)	(241)
Balance at the end			(12,944)	(241)
Licenses [Member] | Cost
Intangible assets and goodwill
Balance at the beginning	(17,637)	(386)	(386)
Additions			47	334
Acquisitions through business combinations			17,638	52
Disposals through the sale			449
Effect of foreign exchange rates			15
Balance at the end			(17,637)	(386)
Licenses [Member] | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	$ 4,693	$ 145	145
Amortization for the year			(4,372)		$ 145
Impairment loss			547
Impairment losses on intangible assets acquired			547
Disposals through the sale			(355)
Effect of foreign exchange rates			(16)
Balance at the end			$ 4,693	$ 145